Fair Value of Financial Instruments Not Accounted For at Fair Value - Additional Information (Detail)	Jun. 30, 2016
9% Senior Unsecured Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on bond	9.00%